Pension and Postretirement Plan Investment Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 3,529	$ 3,628	$ 3,331
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	681	611	540
Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	249	249	231
Level 3 | Domestic Pension Benefits | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	128	134	121
Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	121	115	110
Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	54	55	49
Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	14	14	13
Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	40	41	36
Fair Value, Measurements, Recurring | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	3,529	3,628
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Collective Trust Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,070	1,181
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Common And Preferred Stock
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	893	938
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	792	777
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. And Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	468	480
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	128	134
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	121	115
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Exchange Traded Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	57	3
Fair Value, Measurements, Recurring | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	681	611
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	77	81
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	40	41
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	433	360
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	124	103
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Cash And Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	7	26
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,335	1,212
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Common And Preferred Stock
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	893	938
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | U.S. And Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	385	271
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Exchange Traded Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	57	3
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	341	317
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	312	234
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	22	57
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Cash And Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	7	26
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,945	2,167
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Collective Trust Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,070	1,181
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	792	777
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | U.S. And Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	83	209
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	286	239
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	63	67
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	121	126
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	102	46
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	249	249
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	128	134
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	121	115
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	54	55
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	14	14
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 40	$ 41